TRADE RECEIVABLES	12 Months Ended
Dec. 31, 2021
TRADE RECEIVABLES [abstract]
Disclosure of trade receivables
19.	TRADE RECEIVABLES

	2020	2021
	RMB’000	RMB’000
Trade receivables	3,782,381	4,419,925
Including: receivables from related parties	2,955,797	3,664,894
Less: Provision for impairment of receivables	(60,704)	(23,751)

	3,721,677	4,396,174

As at December 31, 2021 and 2020, the Group’s trade receivables were all denominated in RMB. The majority of the trade receivable were from state-owned railroad companies or companies in transportation industry.
The passenger railroad services are usually transacted on a cash basis. The Group does not have formal contractual credit terms agreed with its customers for freight services but the trade receivables are usually settled within a period less than one year. As a result, the Group regards any receivable balance within one year being not overdue. The aging analysis of the outstanding trade receivables is as follows:

	2020	2021
	RMB’000	RMB’000
Within 1 year	2,773,713	3,655,942
Over 1 year but within 2 years	653,062	762,258
Over 2 years but within 3 years	306,410	1,725
Over 3 years	49,196	—

	3,782,381	4,419,925

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss provision for all trade receivables.
Movements on the provision for impairment of trade receivables are as follows:

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
At December 31	61,212	61,135	60,704
Reversal of impairment loss provision	—	(358)	(36,953)
Written-off	(77)	(73)	—

At December 31	61,135	60,704	23,751

The maximum exposure to credit risk at the reporting date is the carrying value mentioned above. The Group does not hold any collateral as security.